Financial instruments - Financial liabilities contractual payment schedule (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Carrying amount	$ 61,910	$ 42,502
Expected cash flow	61,910	42,502
Trade payables
Financial instruments
Carrying amount	61,215	41,643
Expected cash flow	61,215	41,643
Other current liabilities
Financial instruments
Carrying amount	695	859
Expected cash flow	695	859
Within 1 - 6 months
Financial instruments
Expected cash flow	61,857	42,485
Within 1 - 6 months | Trade payables
Financial instruments
Expected cash flow	61,215	41,626
Within 1 - 6 months | Other current liabilities
Financial instruments
Expected cash flow	642	859
Within 7 - 12 months
Financial instruments
Expected cash flow	53	17
Within 7 - 12 months | Trade payables
Financial instruments
Expected cash flow		$ 17
Within 7 - 12 months | Other current liabilities
Financial instruments
Expected cash flow	$ 53